Loss per Share (Details) - shares	3 Months Ended				6 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022	Sep. 30, 2021	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings per share [abstract]
Issued and paid-in share capital as at January 1									79,866,264	19,870,337	0
Weighted average of the number of ordinary shares of MeaTech 3D Ltd. issued during the year									36,088,237	40,241,860	0
Weighted average of the number of ordinary shares used to calculate basic earnings per share	145,116,113	126,533,200	124,048,833	123,665,142	126,385,924	107,189,837	132,652,822	112,891,686	115,954,501	60,112,197	19,484,478